Share Based Payment (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Measurement Used to Determine Fair Values of ESOPs

Inputs for Measurement of Grant Date Fair Values of Simplotel ESOP Plan

For the year ended March 31, 2024
Fair value of ESOP and assumptions
Share price at grant date (USD)	442.90
Fair value at grant date (USD)	442.90
Exercise price (USD)	0.12
Expected volatility	46.50%
Expected term	6 years
Expected dividends	—
Risk-free interest rate	7.60%

Summary of Number and Weighted Average Exercise Price of Employee Stock Options under ESOP Plan 2015

	Weighted Average Exercise Price per share (USD)	Number of Awards	Weighted Average Exercise Price per share (USD)	Number of Awards
	For the year ended March 31		For the year ended March 31
Particulars	2023	2023	2024	2024
Outstanding at beginning of the year	0.12	1,073	0.12	1,065
Granted during the year	—	—	0.12	192
Forfeited and expired during the year	—	(8)	0.12	(55)
Outstanding at the end of the year	0.12	1,065	0.12	1,202
Exercisable at the end of the year	0.12	947	0.12	949

Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Terms and Conditions Relating to Grants under Share Incentive Plan

The terms and conditions relating to the RSUs grants under this Share Incentive Plan are given below:

Grant details	Number of instruments	Vesting conditions	Contractual life of RSUs
RSUs granted during the year ended March 31, 2022	2,413,442	Refer notes	4 – 9 years
RSUs granted during the year ended March 31, 2023	1,455,554	Refer notes	4 – 8 years
RSUs granted during the year ended March 31, 2024	829,578	Refer notes	4 – 8 years

Summary of Number and Weighted Average Exercise Price of Employee Stock Option Plans

The number and weighted average exercise price of RSUs under share incentive plan are as follows:

	Weighted Average Exercise Price per share (USD)	Number of Awards	Weighted Average Exercise Price per share (USD)	Number of Awards	Weighted Average Exercise Price per share (USD)	Number of Awards
	For the year ended March 31
Particulars	2022	2022	2023	2023	2024	2024
Outstanding at the beginning of the year	0.0005	5,979,731	0.0005	7,445,641	0.0005	7,773,744
Granted during the year	0.0005	2,413,442	0.0005	1,455,554	0.0005	829,578
Forfeited and expired during the year	0.0005	(424,405)	0.0005	(369,630)	0.0005	(178,993)
Exercised during the year	0.0005	(523,127)	0.0005	(757,821)	0.0005	(3,383,113)
Outstanding at the end of the year	0.0005	7,445,641	0.0005	7,773,744	0.0005	5,041,216
Exercisable at the end of the year	0.0005	3,869,396	0.0005	4,327,478	0.0005	2,234,132

Employee Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Number and Weighted Average Exercise Price of Employee Stock Option Plans

The number and weighted average exercise price of ESOPs under share incentive plan are as follows:

	Weighted Average Exercise Price per ESOP (USD)	Number of Awards	Weighted Average Exercise Price per ESOP (USD)	Number of Awards	Weighted Average Exercise Price per ESOP (USD)	Number of Awards
	For the year ended March 31
Particulars	2022	2022	2023	2023	2024	2024
Outstanding at the beginning of the year	2,229	19,489	2,229	19,489	2,229	18,502
Forfeited and expired during the year	2,229	—	2,229	—	2,229	—
Exercised during the year	2,229	—	2,229	(987)	2,229	(2,689)
Outstanding at the end of the year	2,229	19,489	2,229	18,502	2,229	15,813
Exercisable at the end of the year	2,229	12,949	2,229	18,502	2,229	15,813

BMF ESOPs under BMF Plan 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Number and Weighted Average Exercise Price of Employee Stock Option Plans

The number and weighted average exercise price of BMF ESOPs under the BMF Plan 2022 are as follows:

	Weighted Average Exercise Price per share (USD)	Number of Awards
	For the year ended March 31
Particulars	2024	2024
Outstanding at beginning of the year	—	—
Granted during the year	0.12	2,490
Outstanding at the end of the year	0.12	2,490
Exercisable at the end of the year	—	—

BMF Plan 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Measurement Used to Determine Fair Values of ESOPs

Inputs for Measurement of Grant Date Fair Values of BMF Plan 2022

For the year ended March 31, 2024
Fair value of ESOP and assumptions
Share price at grant date (USD)	16.65
Fair value at grant date (USD)	16.65
Exercise price (USD)	0.12
Expected volatility	46.40%
Expected term	6 years
Expected dividends	—
Risk-free interest rate	7.32%

Savaari ESOPs under Savaari Plan 2013 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Number and Weighted Average Exercise Price of Employee Stock Option Plans

The number and weighted average exercise price of Savaari ESOPs under the Savaari Plan 2013 are as follows:

	Weighted Average Exercise Price per share (USD)	Number of Awards
	For the Year ended March 31
Particulars	2024	2024
Outstanding at the date of acquisition (refer note 7 (d))	0.01	30,710
Forfeited and expired during the year	0.01	(25)
Outstanding at the end of the year	0.01	30,685
Exercisable at the end of the year	0.01	30,637